Schedule of financial instruments recorded at fair value (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Digital Assets (Refer Note 4)	$ 36,611,405
Investments in a Fund (Refer Note 5)	7,933,224
Assets	44,544,629
Convertible Notes at Fair Value (Refer Note 11)	38,098,883
Liabilities	38,098,883
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Digital Assets (Refer Note 4)	36,611,405
Investments in a Fund (Refer Note 5)	7,933,224
Assets	44,544,629
Convertible Notes at Fair Value (Refer Note 11)
Liabilities
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Digital Assets (Refer Note 4)
Investments in a Fund (Refer Note 5)
Assets
Convertible Notes at Fair Value (Refer Note 11)
Liabilities
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Digital Assets (Refer Note 4)
Investments in a Fund (Refer Note 5)
Assets
Convertible Notes at Fair Value (Refer Note 11)	38,098,883
Liabilities	$ 38,098,883